Investee Companies and Other Investments	6 Months Ended
Jun. 30, 2021
Disclosure of associates [abstract]
Investee Companies and other investments

Note 6 - Investee Companies and Other Investments

Information about investee companies and other investments

A.          U. Dori Energy Infrastructures Ltd. (“Dori Energy”)-

The Company, through its wholly owned subsidiary, Ellomay Clean Energy Ltd. (“Ellomay Energy”), entered into an Investment Agreement (the “Dori Investment Agreement”) with Amos Luzon Entrepreneurship and Energy Group Ltd. (formerly - Dori Group Ltd.) (the “Luzon Group”), and Dori Energy, with respect to an investment in Dori Energy. Dori Energy holds 18.75% of the share capital of Dorad, which owns an approximate 860 MW bi-fuel operated power plant in the vicinity of Ashkelon, Israel (the “Dorad Power Plant”). Dorad holds production and supply licenses, both expiring in May 2034 and commenced commercial operation in May 2014.

Dorad provided guarantees in favor of the Israeli Electricity Authority, the Israel Electric Corporation and Israel Natural Gas Lines Ltd. These guarantees were provided through Dorad’s shareholders at their proportionate holdings, as required by the financing agreements executed by Dorad. As of June 30, 2021 total performance guarantees provided by Dorad amounted to approximately NIS 170,000 thousand (approximately €43,873 thousand). The Company's indirect share of guarantees that Dorad provided through its shareholders is approximately NIS 16,000 thousand (approximately €4,129 thousand).

Dorad and its shareholders are involved in several legal proceedings as follows:

Petition to Approve a Derivative Claim filed by Dori Energy and Ran Fridrich and Third Party Notices

In connection with the description of the petition to approve a derivative claim filed by Dory Energy and Hemi Raphael (replaced by Ran Fridrich) and related third party notices included in Note 6.A to the annual financial statements, the parties filed several motions in connection with the discovery process, the evidentiary hearings and expert opinions. Additional evidentiary hearings were held in March-May 2021. Following the parties' request for approval of a procedural arrangement regarding the submission of written summaries and the possible supplemental oral argument in all proceedings subject to arbitration, the arbitrator approved the various dates for submitting summaries, ending in May 2022.

The Company estimates (after consulting with legal counsel), that at this stage it is not yet possible to assess the outcome of the proceeding. With respect to the third party notices, the Company estimates (after consulting with legal counsel) that if the main (Derivative) claim is dismissed then the third party notices will be redundant, whereas if the main claim is accepted, it is more likely than not that the third party notices shall be rejected, as they are based on arguments similar to those raised by the defendants in their statements against of defense filed against the main claim.

Petition to Approve a Derivative Claim filed by Edelcom

Please see above under “Petition to Approve a Derivative Claim filed by Dori Energy” for updates in connection with the description of the petition to approve a derivative claim filed by Edelcom Ltd., one of the shareholders of Dorad (“Edelcom”), included in Note 6 to the annual financial statements. This proceeding is also conducted in the framework of the above-mentioned arbitration.

The Company estimates (after consulting with legal counsel), that the chances of the petition to be approved are lower than the chances that it will be rejected.

Opening Motion filed by Zorlu

In connection with the description of the opening motion filed by Zorlu Enerji Elektrik Uretim A.S., one of the shareholders of Dorad (“Zorlu”) included in Note 6 to the annual financial statements, as per which Zorlu asked the court to instruct Dorad to convene a shareholders meeting and to include a discussion and a vote on the planning and construction of an additional power plant adjacent to the existing power plant (the “Dorad 2 Project”), on the agenda of this meeting, in June 2021, a ruling was handed in which the court ordered Dorad to convene a special shareholders meeting, on whose agenda will be the planning and construction of the “Dorad 2 Project”. Following the said ruling, Dorad's board resolved that Dorad's management will continue to examine the feasibility of the “Dorad 2 Project” and its implications, and bring its decisions to the board's approval. Dorad’s board of directors further resolved that to the extent it will approve the Dorad 2 Project, the decision will be presented to Dorad’s shareholders for approval. On July 27, 2021, subsequent to the balance sheet date, a shareholders meeting of Dorad was held. In accordance with the court ruling, the agenda for such meeting included two resolutions (1) the planning and construction of the Dorad 2 Project – a resolution that Dori Energy and Eilat-Ashkelon Infrastructure Services Ltd. (“EAIS”), which holds 37.5% of Dorad, supported and Edelcom and Zorlu rejected; and (2) approval of the aforementioned resolution of the Dorad board of directors – a resolution which Dori Energy and EAIS supported and with respect to which Edelcom and Zorlu abstained. Following such shareholders meeting, correspondence was exchanged between Dorad and Edelcom concerning, among other issues, the implications of the aforementioned resolutions. Dorad estimates (after consulting with legal counsel) that by convening the aforementioned shareholders meeting Dorad complied with the court ruling and therefore the opening motion process ended.

B.          Manara Pumped Storage Project (“Manara PSP”) –

On December 31, 2020 Ellomay Pumped Storage (2014) Ltd. (“Ellomay PS”), the Company’s subsidiary, received the tariff approval for the project from the Israeli Electricity Authority that regulates the tariffs and formulas for purchasing capacity and energy from a pumped storage producer connected to the transmission grid for a period of 20 years beginning on the date of receipt of the permanent production license, upon construction completion and commercial operation. The tariff approval became effective following the financial closing of the Manara PSP in February 2021.

On February 11, 2021, the Manara PSP Project Finance reached financial closing. The Manara PSP Project Finance will be provided by a consortium of Israeli banks and institutional investors, arranged and led by Mizrahi-Tefahot Bank Ltd. The Manara PSP Project Finance is in the aggregate amount of NIS 1.18 billion (approximately €305 million based on the Euro/NIS exchange rate as of June 30, 2021), and includes: (i) a Senior Secured Tranche at a fixed rate of interest for each drawdown, with base interest rate equal to the yield to maturity of Israeli treasury bonds with like duration of the loan drawdown, plus a spread of 3.25% per-annum during the Construction Period of the Project and a spread of 2.40% per-annum from the Actual Completion Date of the Project which proceeds the Commercial Operation Date of the Project. The Senior Secured Tranche is linked to the Israeli Consumer Price Index and is to be repaid over a period of 19.5 years from the commercial operation date; and (ii) a Subordinated Secured B Tranche at a floating rate of interest, with the base interest being the Bank of Israel rate, plus a spread of 4.35% per-annum during the Construction Period and a spread of 3.90% per-annum from the Actual Completion Date. The stated maturity of the Tranche B loan is one year less than the maturity of the Senior Secured Loan with a cash sweep mechanism that shortens its maturity to approximately 12 years from the Commercial Operation Date under the Base Case Financial Model.

In connection with the Manara PSP Project Finance that occurred on February 2021, and based on the A.R.Z. Settlement Agreement, A.R.Z. was required to provide its indirect share of equity investment and financing to the Manara PSP. Due to the failure to provide the required funds, Ellomay Water Plants Holdings (2014) Ltd., the Company’s wholly-owned subsidiary that holds 75% of Ellomay PS, seized E.R.Z.’s holdings in Sheva Mizrakot (33%) and, as a result, the Company’s indirect holdings in the Manara PSP increased from 75% to 83.333% in January 2021. Accordingly, the Company imputed the difference between the consideration and the minority interest to the Transaction reserve with non-controlling Interests in the amount of €961 thousand.

During the first six months ended June 30, 2021, the Company and the minority owners of the Manara PSP provided loans in the aggregate amount of NIS 220,209 thousand (approximately €56,830 thousand).  In order to comply with the conditions to the financial closing of the Manara PSP Project Finance, a portion of the total outstanding loans in an aggregate amount of approximately NIS 153,741 thousand (approximately €39,293 thousand) was converted to capital notes, out of which, an amount of €8,682 thousand belong to the minority. The issued capital notes do not bear interest, linkage differences or exchange rate differences for any foreign currency. The repayment of the capital notes is subordinated to any other obligation of the Manara PSP and is takes precedent only to the distribution of the surplus assets of the Manara PSP upon liquidation. Also, the repayment of the capital notes is at the sole discretion of the Manara PSP and therefore they have been presented as part of the total equity.

Notice to commence the construction works was issued to Electra Infrastructure Ltd., the engineering, procurement and construction contractor of the Manara PSP in April 2021. Construction period of the Manara PSP is expected to be 62.5 months.